Other Balance Sheet Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short term note issued to unrelated party	$ 40.0
FGST Investments Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short term note issued to unrelated party	40.0
Short term note interest rate	3.25%
Notes obtained call option at a strike price	$ 40.0
Five days after the expiration of the option [Member] | FGST Investments Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable on expiration of the option	10.0
60th day following the expiration of the option [Member] | FGST Investments Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable on expiration of the option	$ 30.0